CONSOLIDATED STATEMENT OF FINANCIAL POSITION - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of financial position [abstract]
Cash and balances with the Brazilian Central Bank	R$ 100,866,081	R$ 110,604,911	R$ 89,143,353
Financial Assets Held For Trading	52,439,576	84,873,663	50,536,731
Debt instruments	34,879,681	59,994,946	25,193,598
Equity instruments	489,770	398,461	404,973
Trading derivatives	17,070,125	24,480,256	24,938,160
Other Financial Assets At Fair Value Through Profit Or Loss	1,692,057	1,711,204	2,080,234
Debt instruments	1,658,689	1,668,749	1,506,570
Equity instruments	33,368	42,455	573,664
Available-For-Sale Financial Assets	85,823,384	57,815,045	68,265,606
Debt instruments	84,716,747	55,829,572	67,103,274
Equity instruments	1,106,637	1,985,473	1,162,332
Held to maturity investments	10,214,454	10,048,761	10,097,836
Loans and Receivables	322,336,767	296,048,506	306,268,788
Loans and amounts due from credit institutions	32,300,095	27,762,473	42,422,638
Loans and advances to customers	272,420,157	252,002,774	252,033,449
Debt instruments	17,616,515	16,283,259	11,812,701
Hedging Derivatives	192,763	222,717	1,312,202
Non-Current Assets Held For Sale	1,155,456	1,337,885	1,237,493
Investments in Associates and Joint Ventures	866,564	990,077	1,060,743
Tax Assets	28,825,741	28,753,184	34,769,848
Current	4,047,663	4,316,072	4,194,344
Deferred	24,778,078	24,437,112	30,575,504
Other Assets	4,578,270	5,104,012	3,802,118
Tangible Assets	6,509,883	6,646,433	7,005,914
Intangible Assets	30,202,043	30,236,842	29,813,662
Goodwill	28,364,256	28,355,039	28,332,719
Other intangible assets	1,837,787	1,881,803	1,480,943
TOTAL ASSETS	645,703,039	634,393,240	605,394,528
Liabilities and Stockholders' Equity
Financial Liabilities Held For Trading	49,322,546	51,619,869	42,387,768
Trading derivatives	16,514,154	19,925,600	22,340,137
Short positions	32,808,392	31,694,269	20,047,631
Financial Liabilities at Amortized Cost	478,880,704	471,579,467	457,281,656
Deposits from Brazilian Central Bank and deposits from credit institutions	79,374,685	78,634,072	69,451,498
Customer deposits	276,042,141	247,445,177	243,042,872
Marketable debt securities	70,247,012	99,842,955	94,658,300
Subordinated debts	519,230	466,246	8,097,304
Debt Instruments Eligible to Compose Capital	8,436,901	8,311,918	9,959,037
Other financial liabilities	44,260,735	36,879,099	32,072,645
Hedging Derivatives	163,332	311,015	2,376,822
Provisions	13,986,916	11,776,491	11,409,677
Provisions for pensions funds and similar obligations	3,923,457	2,710,627	2,696,653
Provisions for judicial and administrative proceedings, commitments and other provisions	10,063,459	9,065,864	8,713,024
Tax Liabilities	8,248,019	6,094,740	5,253,125
Current	5,751,488	4,826,703	4,436,000
Deferred	2,496,531	1,268,037	817,125
Other Liabilities	8,013,921	8,199,099	6,850,196
Total Liabilities	558,615,438	549,580,681	525,559,244
Stockholders' Equity	87,425,075	85,434,855	83,531,754
Share capital	57,000,000	57,000,000	57,000,000
Reserves	28,966,451	27,881,326	24,388,967
Treasury shares	(148,440)	(514,034)	(423,953)
Option for Acquisition of Equity Instrument	(1,017,000)	(1,017,000)	(1,017,000)
Profit for the year attributable to the Parent	8,924,064	7,334,563	9,783,740
Less: dividends and remuneration	(6,300,000)	(5,250,000)	(6,200,000)
Other Comprehensive Income	(774,368)	(1,347,800)	(4,131,532)
Stockholders' Equity Attributable to the Parent	86,650,707	84,087,055	79,400,222
Non - Controlling Interests	436,894	725,504	435,062
Total Stockholders' Equity	87,087,601	84,812,559	79,835,284
Total Liabilities and Stockholders' Equity	R$ 645,703,039	R$ 634,393,240	R$ 605,394,528